Annual Total Returns (Bar Chart) - International Equity Index Trust B (International Equity Index Trust B, Series NAV, International Equity Index Trust B)	12 Months Ended
May 01, 2011
International Equity Index Trust B | Series NAV, International Equity Index Trust B
Bar Chart Table:
2001	(20.30%)
2002	(15.18%)
2003	41.99%
2004	20.24%
2005	16.58%
2006	27.41%
2007	15.76%
2008	(44.36%)
2009	38.80%
2010	11.44%